As filed with the Securities and Exchange Commission on August 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedules of Investments.

Scharf Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 81.43%	Value
	Aerospace and Defense - 2.57%
14,628	Lockheed Martin Corp.	$1,586,553
	Automotive Parts and Accessories - Retail - 3.62%
27,510	Advance Auto Parts, Inc.	2,232,987
	Computer and Electronic Product Manufacturing - 12.79%
7,235	Apple, Inc.	2,865,639
83,185	NCR Corp. (a)	2,744,273
3,895	Samsung Electronics Co., Ltd. (c)	2,270,785
		7,880,697
	Conglomerates - 2.60%
14,307	Berkshire Hathaway, Inc. - Class B (a)	1,601,239
	Direct Health and Medical Insurance Carriers - 2.36%
25,000	Aflac, Inc.	1,453,000
	Drug Distribution - Wholesale - 3.10%
16,681	McKesson Corp.	1,909,975
	Drug Stores - 3.87%
41,719	CVS Caremark Corp.	2,385,492
	General Merchandise Stores - 3.94%
48,225	Dollar General Corp. (a)	2,431,987
	Gold Ore Mining - 0.63%
24,511	Barrick Gold Corp. (b)	385,803
	Internet Media - 2.17%
14,147	Baidu, Inc. - ADR (a)	1,337,316
	Oil and Gas Support Services - 7.77%
29,023	Apache Corp.	2,432,998
56,437	Halliburton Co.	2,354,552
		4,787,550
	Petroleum Refining - 4.53%
12,883	Chevron Corp.	1,524,574
26,016	Total SA - ADR	1,266,979
		2,791,553
	Pharmaceutical Preparation and Manufacturing - 6.81%
6,939	Johnson & Johnson	595,783
34,340	Novartis AG - ADR	2,428,181
22,791	Sanofi - ADR	1,173,964
		4,197,928
	Property and Causualty Insurance - 4.08%
56,252	American International Group, Inc. (a)	2,514,464
	Rail Transportation - 1.97%
9,991	Canadian Pacific Railway Ltd. (b)	1,212,708
	Scientific Instrument Manufacturing - 1.66%
12,114	Thermo Fisher Scientific, Inc.	1,025,208
	Software Publishers - 12.09%
49,637	Check Point Software Technologies Ltd. (a)(b)	2,465,966
83,883	Microsoft Corp.	2,896,480
67,944	Oracle Corp.	2,087,240
		7,449,686
	Specialty Apparel and Luxury Goods - 2.23%
24,072	Coach, Inc.	1,374,270
	Wireless Telecomm Carriers - 2.64%
56,682	Vodafone Group PLC - ADR	1,629,041

	TOTAL COMMON STOCKS (Cost $44,822,777)	50,187,457

Shares	EXCHANGE-TRADED FUNDS - 4.43%	Value
36,188	Market Vectors Gold Miners ETF	883,349
	Miscellaneous Investments (d)	1,843,237
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,767,914)	2,726,586

	SHORT-TERM INVESTMENTS - 12.62%
7,780,586	First American Tax Free Obligations - Class Z, 0.00% (e)(f)	7,780,586
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,780,586)	7,780,586

	Total Investments in Securities (Cost $55,371,277) - 98.48%	60,694,629
	Other Assets in Excess of Liabilities - 1.52%	936,318
	TOTAL NET ASSETS - 100.00%	$61,630,947

Schedule of Options Written
June 30, 2013 (Unaudited)

OPTIONS WRITTEN
Options Written (d)	$16,240
TOTAL OPTIONS WRITTEN (Premiums received $84,170)	$16,240

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Represents previously undisclosed securities which the Fund has held for less than one year.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2013.
(f)	A portion of this security is pledged as collateral for written options.

Scharf Balanced Opportunity Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 59.05%	Value
	Aerospace and Defense - 1.48%
2,074	Lockheed Martin Corp.	$224,946
	Automotive Parts and Accessories - Retail - 2.75%
5,164	Advance Auto Parts, Inc.	419,162
	Computer and Electronic Product Manufacturing - 6.79%
1,352	Apple, Inc.	535,500
15,109	NCR Corp. (a)	498,446
		1,033,946
	Conglomerates - 1.39%
1,887	Berkshire Hathaway, Inc. - Class B (a)	211,193
	Direct Health and Medical Insurance Carriers - 2.14%
5,600	Aflac, Inc.	325,472
	Drug Distribution - Wholesale - 2.90%
3,864	McKesson Corp.	442,428
	Drug Stores - 2.85%
7,605	CVS Caremark Corp.	434,854
	General Merchandise Stores - 2.66%
8,049	Dollar General Corp. (a)	405,911
	Internet Media - 1.84%
2,960	Baidu, Inc. - ADR (a)	279,809
	Oil and Gas Support Services - 6.01%
5,693	Apache Corp.	477,244
10,498	Halliburton Co.	437,977
		915,221
	Petroleum Refining - 3.35%
2,692	Chevron Corp.	318,571
3,952	Total SA - ADR	192,463
		511,034
	Pharmaceutical Preparation and Manufacturing - 4.81%
963	Johnson & Johnson	82,683
6,143	Novartis AG - ADR	434,372
4,182	Sanofi - ADR	215,415
		732,470
	Property and Causualty Insurance - 3.50%
11,925	American International Group, Inc. (a)	533,047
	Rail Transportation - 1.70%
2,132	Canadian Pacific Railway Ltd. (b)	258,782
	Scientific Instrument Manufacturing - 1.49%
2,687	Thermo Fisher Scientific, Inc.	227,401
	Software Publishers - 9.66%
10,525	Check Point Software Technologies Ltd. (a)(b)	522,882
15,063	Microsoft Corp.	520,125
13,994	Oracle Corp.	429,896
		1,472,903
	Specialty Apparel and Luxury Goods - 1.31%
3,509	Coach, Inc.	200,329
	Wireless Telecomm Carriers - 2.42%
12,849	Vodafone Group PLC - ADR	369,280

	TOTAL COMMON STOCKS (Cost $7,861,079)	8,998,188

Shares	PREFERRED STOCKS - 6.25%	Value
	Closed-End Funds - 3.80
9,532	GDL Fund - Series B	479,221
1,700	General American Investors Co., Inc. - Series B	43,010
5,698	Nuveen Connecticut Premium Income Municipal Fund - Series 2015	57,265
		579,496
	Investment Banking and Brokerage - 2.15
14,811	Goldman Sachs Group, Inc. - Series B	327,472
	Utilities - 0.30%
2,000	SCE Trust II	45,000

	TOTAL PREFERRED STOCKS (Cost $900,340)	951,968

	ROYALTY TRUSTS- 2.13%
	Oil and Gas Support Services - 2.13%
21,800	SandRidge Permian Trust	324,384

	TOTAL ROYALTY TRUSTS (Cost $354,888)	324,384

	EXCHANGE-TRADED FUNDS - 3.70%
6,884	Market Vectors Gold Miners ETF	168,038
	Miscellaneous Investments (d)	396,123
	TOTAL EXCHANGE-TRADED FUNDS (Cost $611,188)	564,161

Principal
Amount	CORPORATE BONDS - 2.16%
	Automotive Parts and Accessories - Retail - 0.35%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	53,113
	Communications Equipment - 0.21%
	Nokia Corp.
33,000	5.375%, 5/15/2019	32,257
	Industry Containers and Packaging - 0.69%
	Ball Corp.
100,000	5.75%, 5/15/2021	105,750
	Oil and Gas Support Services - 0.91%
	Oil States International, Inc.
133,000	6.50%, 6/1/2019	138,320

	TOTAL CORPORATE BONDS (Cost $339,303)	329,440

Principal
Amount	MUNICIPAL BONDS - 6.00%

	California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities
25,000	7.875%, 2/1/2026, Series 2011B	27,851
	California State, General Obligation, Highway Safety, Traffic Reduction, Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	73,286
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	146,143
25,000	5.60%, 11/1/2020	28,297
75,000	6.65%, 3/1/2022, Series 2010	88,832
420,000	7.95%, 3/1/2036, Series 2010	498,838
		762,110
	State of Michigan, General Obligation, School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	49,964

	TOTAL MUNICIPAL BONDS (Cost $944,118)	913,211

	SHORT-TERM INVESTMENTS - 21.31%
3,246,799	First American Tax Free Obligations - Class Z, 0.00% (c)	3,246,799
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,246,799)	3,246,799

	Total Investments in Securities (Cost $13,902,827) - 100.60%	15,328,151
	Liabilities in Excess of Other Assets - (0.60)%	(90,713)
	TOTAL NET ASSETS - 100.00%	$15,237,438

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2013.
(d)	Represents previously undisclosed securities which the Fund has held for less than one year.

Note 1 – Securities Valuation

The Scharf Fund and the Scharf Balanced Opportunity Fund (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Listed options that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2013:

Scharf Fund

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,232,987	$-	$-	$2,232,987
Consumer Staples	2,385,492	-	-	2,385,492
Defense	1,586,553	-	-	1,586,553
Energy	5,146,105	-	-	5,146,105
Finance and Insurance	5,568,704	-	-	5,568,704
Healthcare	7,133,111	-	-	7,133,111
Industrial	1,212,707	-	-	1,212,707
Information Technology	16,667,699	-	-	16,667,699
Manufacturing	1,374,270	-	-	1,374,270
Mining	2,818,801	-	-	2,818,801
Retail Trade	2,431,987	-	-	2,431,987
Telecommunications	1,629,041	-	-	1,629,041
Total Common Stocks	50,187,457	-	-	50,187,457
Exchange-Traded Funds	2,726,586	-	-	2,726,586
Short-Term Investments	7,780,586	-	-	7,780,586
Total Assets	$60,694,629	$-	$-	$60,694,629

Liabilities:
Options Written	$16,240	$-	$-	$16,240
Total Liabilities	$16,240	$-	$-	$16,240

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$419,162	$-	$-	$419,162
Consumer Staples	434,854	-	-	434,854
Defense	224,946	-	-	224,946
Energy	949,010	-	-	949,010
Finance and Insurance	1,069,713	-	-	1,069,713
Healthcare	1,402,299	-	-	1,402,299
Industrial	258,782	-	-	258,782
Information Technology	2,786,658	-	-	2,786,658
Manufacturing	200,329	-	-	200,329
Mining	477,244	-	-	477,244
Retail Trade	405,911	-	-	405,911
Telecommunications	369,280	-	-	369,280
Total Common Stocks	8,998,188	-	-	8,998,188
Preferred Stocks
Closed-End Funds	100,275	479,221	-	579,496
Finance and Insurance	327,472	-	-	327,472
Utilities	45,000	-	-	45,000
Total Preferred Stocks	472,747	479,221	-	951,968
Royalty Trust
Mining	324,384	-	-	324,384
Total Royalty Trust	324,384	-	-	324,384
Exchange-Traded Funds	564,161	-	-	564,161
Fixed Income
Corporate Bonds	-	329,440	-	329,440
Municipal Bonds	-	913,211	-	913,211
Total Fixed Income	-	1,242,651	-	1,242,651
Short-Term Investments	3,246,799	-	-	3,246,799
Total Investments in Securities	$13,606,279	$1,721,872	$-	$15,328,151

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at June 30, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended June 30, 2013.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Funds’ custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Scharf Balanced Opportunity Fund did not invest in derivative instruments during the period ended March 31, 2013.

As of March 31, 2013, the location of derivatives in the statements of assets and liabilities and the value of the derivative instruments categorized by risk exposure for the Scharf Fund is as follows:

	Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Equity Contracts	Options Written, at fair value	$16,240

Average Balance Information
The average monthly market values of purchased and written options during the period ended June 30, 2013, for the Scharf Fund was $16,397 and $34,944, respectively.

Transactions in written options contracts for the period ended June 30, 2013, are as follows:

Scharf Fund
	Contracts	Premiums Received
Beginning Balance	-	$-
Options written	(93)	(102,825)
Options closed	85	18,655
Outstanding at June 30, 2013	(8)	$(84,170)

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2013, was as follows*:

Scharf Fund

Cost of investments	$55,380,953

Gross unrealized appreciation	7,542,511
Gross unrealized depreciation	(2,160,905)
Net unrealized appreciation	$5,381,606

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

The cost basis of investments for federal income tax purposes at June 30, 2013, was as follows**:

Scharf Balanced Opportunity Fund

Cost of investments	$13,902,827

Gross unrealized appreciation	1,886,333
Gross unrealized depreciation	(461,009)
Net unrealized appreciation	$1,425,324

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
               Douglas G. Hess, President

Date  8/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  8/14/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  8/14/2013

* Print the name and title of each signing officer under his or her signature.